INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As at December 31
	2017	2018	2018
	RMB	RMB	US$
Customer relationships	10,449	10,449	1,520
Brand name	116,600	116,600	16,958
Software	50,222	56,346	8,195
Domain name	1,329	1,329	193
Others	6,130	6,130	892
	184,730	190,854	27,758
Less: accumulated amortization	(26,174)	(47,044)	(6,842)
	158,556	143,810	20,916

Schedule of estimated amortization expense relating to existing intangible assets

	RMB	USD
2019	20,234	2,943
2020	14,076	2,047
2021	8,699	1,265
2022	6,249	909
2023	6,245	908
	55,503	8,072